NOTE PAYABLE (Details)	12 Months Ended
Feb. 29, 2016 USD ($)
Note Payable
Note Payable, beginning of period	$ 0
Issuance of note	1,800,000
Amortization of debt discount	0
Change in value	0
Note payable, end of period	1,800,000
Discount [Member]
Note Payable
Note Payable, beginning of period	0
Issuance of note	(996,595)
Amortization of debt discount	253,313
Change in value	0
Note payable, end of period	(743,282)
Put Exchange Feature [Member]
Note Payable
Note Payable, beginning of period	0
Issuance of note	466,387
Amortization of debt discount	0
Change in value	10,015
Note payable, end of period	476,402
Note Payable Net [Member]
Note Payable
Note Payable, beginning of period	0
Issuance of note	1,269,792
Amortization of debt discount	253,313
Change in value	10,015
Note payable, end of period	$ 1,533,120